Property and Equipment - Capitalized Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property and Equipment
Capitalized software development costs	$ 6,100	$ 4,100	$ 9,400	$ 3,900	$ 2,400
Stock based compensation capitalized in software development costs	688	372	979	293	143
Capitalized software amortization expense	$ 2,292	$ 1,033	$ 2,838	$ 1,198	$ 349